Changes in accounting policies - Narrative (Details) $ in Millions, $ in Millions	Apr. 03, 2022 CAD ($)	Mar. 28, 2021 CAD ($)	Oct. 07, 2020 USD ($)	Oct. 06, 2020 USD ($)	Mar. 29, 2020 CAD ($)	Apr. 01, 2019 CAD ($)
Disclosure of changes in accounting estimates [line items]
Intangible assets	$ 122.2	$ 124.8			$ 131.1	$ 130.2
Adjustments
Disclosure of changes in accounting estimates [line items]
Intangible assets		(30.2)			$ (30.6)	$ (25.4)
Term loan
Disclosure of changes in accounting estimates [line items]
Borrowings	$ 370.0	$ 367.8	$ 300.0	$ 113.8